CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	4 Months Ended	12 Months Ended	8 Months Ended	12 Months Ended
	Dec. 31, 2010 Successor	Dec. 31, 2011 Successor	Aug. 31, 2010 Predecessor	Dec. 31, 2009 Predecessor
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$ (5,754)	$ (11,703)	$ 4,811	$ (94,863)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Goodwill and other asset impairments	0	0	18,200	54,745
Reorganization items	0	0	(57,686)	0
Depreciation, depletion and amortization	6,882	19,662	18,403	29,621
Debt issuance cost amortization	1,104	3,723	7,756	1,805
Gain on purchases of senior subordinated notes	0	0	0	(7,406)
(Gain) loss on sale of assets	(11)	(1,221)	78	2,267
Net gain on derivative	(996)	(13,422)	0	0
Deferred income taxes	(93)	374	(966)	851
Provision for doubtful accounts	567	1,970	1,200	3,282
Stock-based compensation	304	2,065	1,073	2,382
Changes in assets and liabilities, excluding effects of acquisitions:
Accounts receivable	10,869	(9,631)	(26,119)	22,136
Inventories	(678)	(3,460)	(2,310)	1,697
Prepaid expenses and other current assets	2,459	879	(3,158)	6,618
Other assets and liabilities, net	(1,002)	(152)	249	(1,708)
Accounts payable and accrued liabilities	(19,331)	9,372	12,423	(13,416)
Net cash provided by (used in) operating activities	(5,680)	(1,544)	(26,046)	8,011
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property, plant and equipment	(1,790)	(6,361)	(4,475)	(13,939)
Payments for acquisitions	(676)	(250)	0	(5,214)
Proceeds from disposals of property, plant and equipment	31	2,682	252	10,135
Other investing activities	(640)	0	0	0
Net cash used in investing activities	(3,075)	(3,929)	(4,223)	(9,018)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from Convertible Notes	0	0	55,000	0
Proceeds from Credit Agreement	47,214	150,239	2,063	0
Repayments on Credit Agreement	(39,214)	(143,442)	(2,063)	0
Proceeds from prepetition borrowings	0	0	51,172	190,293
Repayments of prepetition borrowings	0	0	(67,872)	(185,888)
Proceeds from debtor-in-possession facility	0	0	161,182	0
Repayments from debtor-in-possession facility	0	0	(161,182)	0
Net proceeds from (repayments on) other borrowings	(408)	0	1,251	0
Financing costs	0	(375)	(9,469)	0
Purchases of senior subordinated notes	0	0	0	(4,810)
Payments for seller financed debt and Michigan redemption	0	(1,595)	0	0
Proceeds from issuances of common stock	0	0	0	472
Purchase of treasury shares	0	(415)	(70)	(154)
Non-controlling interest capital contributions	0	0	2,481	0
Net cash provided by (used in) financing activities	7,592	4,412	32,493	(87)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(1,163)	(1,061)	2,224	(1,094)
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	6,453	5,290	4,229	5,323
CASH AND CASH EQUIVALENTS AT END OF PERIOD	5,290	4,229	6,453	4,229
Supplemental Disclosure of Cash Flow Information:
Cash paid for interest	1,690	7,180	2,687	25,056
Cash (refund) paid for income taxes	$ (849)	$ 324	$ 252	$ (4,663)